UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Gabelli Capital Asset Fund

Single Share Class - Annuity

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Gabelli Capital Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. Gabelli Capital Asset Fund's investment objective is focused on growth of capital. A secondary objective is to generate current income. The portfolio invests in at least 80% common stocks and securities convertible into common stocks. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by the Guardian Insurance & Annuity Company, Inc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Capital Asset Fund - Single Share Class	$137	1.30%

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Capital Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 3000. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. In 2024, US inflation improved substantially, running around 3%. The Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Top performers during the year were primarily from the Financials, Industrials and Communication Services sectors.  Detractors from performance were driven by holdings in the Consumer Staples and Materials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Capital Asset Fund - Single Share Class	S&P 500 Index	Russell 3000 Index
12/14	10,000	10,000	10,000
12/15	9,119	10,138	10,048
12/16	10,418	11,351	11,328
12/17	12,553	13,828	13,722
12/18	11,161	13,223	13,003
12/19	13,339	17,386	17,036
12/20	14,184	20,586	20,595
12/21	17,089	26,496	25,880
12/22	14,881	21,697	20,908
12/23	16,646	27,402	26,336
12/24	18,527	34,257	32,607

Average Annual Total Returns

	1 Year	5 Year	10 Year
Gabelli Capital Asset Fund - Single Share Class	11.30%	6.79%	6.36%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 3000 Index	23.81%	13.86%	12.55%

Fund Statistics

  Total Net Assets$61,446,755
  Number of Portfolio Holdings120
  Portfolio Turnover Rate3%
  Management Fees$469,031

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.2%
HEICO Corp.	3.6%
Paramount Global	3.6%
Sony Group Corp.	3.5%
ITT Inc.	3.0%
Texas Instruments Inc.	2.9%
United States Cellular Corp.	2.9%
AMETEK Inc.	2.8%
GATX Corp.	2.7%
Diageo plc	2.6%

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financials	13.8%
Machinery	8.0%
Consumer Staples	7.8%
Media	7.7%
Diversified Industrial	6.8%
Telecommunication Services	6.6%
Information Technology	6.5%
Entertainment	6.5%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	(0.2)%

Gabelli Capital Asset Fund

Annual Shareholder Report - December 31, 2024

Single Share Class - Annuity

Material Fund Changes

The Fund has been notified that Guardian, the insurance company through which the Fund shares are offered, will remove the Fund as an investment option in late April 2025 which will result in a partial or full redemption of the Fund's shares. If Guardian and its affiliates complete a full redemption of their shares, then the Fund will liquidate in due course.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Annuity-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that William F. Heitmann is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,800 for 2023 and $39,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,952 for 2023 and $4,104 for 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $69 for 2023 and $80 for 2024. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $41,402 for 2023 and $42,754 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

■	Gabelli Capital Asset Fund	Annual Report To Contractowners December 31, 2024

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of December 31, 2024:

Financials	13.8%
Machinery	8.0%
Consumer Staples	7.8%
Media	7.7%
Diversified Industrial	6.8%
Telecommunication Services	6.6%
Entertainment	6.5%
Information Technology	6.5%
Materials	5.9%
Consumer Durables	4.9%
Electrical Equipment	4.9%
Aerospace and Defense	4.5%
Transportation	2.7%
Energy	2.4%
Utilities	2.4%
Building and Construction	2.1%
Health Care	1.4%
Retailing	1.4%
Automobiles and Components	1.3%
Consumer Services	0.8%
Broadcasting	0.7%
Commercial and Professional Services	0.5%
Specialty Chemicals	0.2%
Agriculture	0.2%
Publishing	0.1%
U.S. Government Obligations	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(0.2)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	1

■	Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2024
Shares		Cost	Market Value
Common Stocks — 100.1%
Aerospace and Defense — 4.5%
2,000	Allient Inc.	$39,705	$48,560
9,400	HEICO Corp.	44,059	2,234,756
2,200	Honeywell International Inc.	68,603	496,958
		152,367	2,780,274

Agriculture — 0.2%
2,000	Archer-Daniels-Midland Co.	42,480	101,040

Automobiles and Components — 1.3%
8,000	Dana Inc.	112,660	92,480
5,000	Garrett Motion Inc.†	25,000	45,150
2,500	Genuine Parts Co.	324,845	291,900
40,000	Iveco Group NV	198,759	386,994
		661,264	816,524

Broadcasting — 0.7%
17,000	Canal+ France SA†	70,882	43,203
919	Sirius XM Holdings Inc.	4,758	20,953
21,000	TEGNA Inc.	335,523	384,090
		411,163	448,246

Building and Construction — 2.1%
5,800	Griffon Corp.	63,590	413,366
4,500	Herc Holdings Inc.	175,324	851,985
		238,914	1,265,351

Commercial and Professional Services — 0.5%
3,300	Rollins Inc.	3,496	152,955
800	Waste Management Inc.	29,549	161,432
		33,045	314,387

Consumer Durables — 4.9%
800	Cavco Industries Inc.†	25,967	356,984
5,500	Champion Homes Inc.†	26,784	484,550
102,500	Sony Group Corp., ADR	389,607	2,168,900
		442,358	3,010,434

Consumer Services — 0.8%
3,500	Boyd Gaming Corp.	40,495	253,890
10,500	Canterbury Park Holding Corp.	113,409	220,605
		153,904	474,495

Consumer Staples — 7.8%
23,900	Brown-Forman Corp., Cl. A	263,639	900,791
33,000	Danone SA, ADR	354,635	441,867
12,800	Diageo plc, ADR	528,752	1,627,264
12,200	Fomento Economico Mexicano S.A.B. de C.V., ADR	478,114	1,042,978
5,700	National Beverage Corp.	259,918	243,219
7,500	The Campbell’s Company	332,553	314,100
2,500	The Coca-Cola Co.	61,235	155,650
1,648	Tootsie Roll Industries Inc.	22,635	53,280
		2,301,481	4,779,149

Shares		Cost	Market Value
Diversified Industrial — 6.8%
9,300	Crane Co.	$198,996	$1,411,275
300	Enpro Inc.	11,820	51,735
12,900	ITT Inc.	247,000	1,843,152
23,500	L.B. Foster Co., Cl. A†	322,767	632,150
2,500	Textron Inc.	147,272	191,225
8,000	Tredegar Corp.†	63,154	61,440
		991,009	4,190,977

Electrical Equipment — 4.9%
9,600	AMETEK Inc.	52,609	1,730,496
12,000	Franklin Electric Co. Inc.	73,290	1,169,400
300	Rockwell Automation Inc.	14,247	85,737
		140,146	2,985,633

Energy — 2.4%
1,700	Chevron Corp.	106,216	246,228
4,000	ConocoPhillips	84,007	396,680
4,400	Devon Energy Corp.	42,990	144,012
2,000	Exxon Mobil Corp.	87,840	215,140
23,000	Innovex International Inc.†	542,808	321,310
30,000	RPC Inc.	127,413	178,200
		991,274	1,501,570

Entertainment — 6.5%
10,000	Atlanta Braves Holdings Inc., Cl. A†	334,213	408,000
5,000	Atlanta Braves Holdings Inc., Cl. C†	151,377	191,300
17,000	Havas NV†	36,426	28,570
64	Liberty Media Corp.-Liberty Live, Cl. A†	115	4,260
338	Liberty Media Corp.-Liberty Live, Cl. C†	1,413	23,004
12,000	Madison Square Garden Entertainment Corp.†	45,978	427,200
2,500	Manchester United plc, Cl. A†	43,653	43,375
42,500	Ollamani SAB†	139,691	72,155
98,500	Paramount Global, Cl. A	2,588,813	2,196,550
2,500	The Walt Disney Co.	44,175	278,375
17,000	Vivendi SE	52,824	45,309
26,000	Warner Bros Discovery Inc.†	276,060	274,820
		3,714,738	3,992,918

Financials — 13.8%
3,600	American Express Co.	52,171	1,068,444
1,000	Bank of America Corp.	28,994	43,950
3,000	JPMorgan Chase & Co.	85,962	719,130
600	Marsh & McLennan Companies Inc.	15,624	127,446
9,300	Morgan Stanley	266,891	1,169,196
1,800	PROG Holdings Inc.	8,031	76,068
6,000	Ryman Hospitality Properties Inc., REIT	168,028	626,040
12,500	State Street Corp.	736,014	1,226,875
33,800	The Bank of New York Mellon Corp.	935,998	2,596,854

2	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2024
Shares		Cost	Market Value
Common Stocks (Continued)
Financials (Continued)
11,500	Wells Fargo & Co.	$344,464	$807,760
		2,642,177	8,461,763

Health Care — 1.4%
11,000	Henry Schein Inc.†	222,531	761,200
1,000	Patterson Cos. Inc.	22,356	30,860
3,600	Perrigo Co. plc	123,191	92,556
		368,078	884,616

Information Technology — 6.5%
13,500	Corning Inc.	153,870	641,520
26,500	CTS Corp.	235,708	1,397,345
7,000	EchoStar Corp., Cl. A†	87,376	160,300
9,500	Texas Instruments Inc.	200,525	1,781,345
		677,479	3,980,510

Machinery — 8.0%
119,000	CNH Industrial NV	767,191	1,348,270
1,500	Deere & Co.	43,350	635,550
13,200	Flowserve Corp.	305,183	759,264
13,200	Graco Inc.	265,131	1,112,628
2,200	IDEX Corp.	89,825	460,438
7,000	The Eastern Co.	89,614	185,780
700	Watts Water Technologies Inc., Cl. A	11,626	142,310
2,500	Xylem Inc.	75,772	290,050
		1,647,692	4,934,290

Materials — 5.9%
45,000	Ampco-Pittsburgh Corp.†	131,670	94,050
35,200	Freeport-McMoRan Inc.	594,787	1,340,416
1,000	International Flavors & Fragrances Inc.	55,727	84,550
66,000	Myers Industries Inc.	773,210	728,640
36,000	Newmont Corp.	1,207,104	1,339,920
400	Sensient Technologies Corp.	8,051	28,504
		2,770,549	3,616,080

Media — 7.7%
4,000	AMC Networks Inc., Cl. A†	53,473	39,600
10,000	Cogeco Inc.	195,072	410,240
7,500	Fox Corp., Cl. A	296,077	364,350
185,000	Grupo Televisa SAB, ADR	896,485	310,800
1,500	Liberty Broadband Corp., Cl. A†	9,828	111,540
1,800	Liberty Broadband Corp., Cl. C†	38,393	134,568
20,000	Liberty Latin America Ltd., Cl. A†	198,941	127,200
269	Liberty Latin America Ltd., Cl. C†	1,921	1,706
1,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	5,094	126,060
1,500	Liberty Media Corp.-Liberty Formula One, Cl. C†	5,315	138,990

Shares		Cost	Market Value
7,000	Madison Square Garden Sports Corp.†	$145,890	$1,579,760
54,500	Sinclair Inc.	1,077,928	879,630
11,800	Sphere Entertainment Co.†	38,641	475,776
		2,963,058	4,700,220

Publishing — 0.1%
17,000	Louis Hachette Group†	24,278	26,590
25,000	The E.W. Scripps Co., Cl. A†	174,189	55,250
		198,467	81,840

Retailing — 1.4%
3,500	Advance Auto Parts Inc.	157,788	165,515
7,500	CVS Health Corp.	244,638	336,675
2,000	Ingles Markets Inc., Cl. A	29,696	128,880
22,500	Sally Beauty Holdings Inc.†	335,280	235,125
		767,402	866,195

Specialty Chemicals — 0.2%
1,000	Rogers Corp.†	105,025	101,610

Telecommunication Services — 6.6%
9,000	Liberty Global Ltd., Cl. A†	51,956	114,840
12,000	Liberty Global Ltd., Cl. C†	46,742	157,680
9,500	Millicom International Cellular SA, SDR	206,564	232,866
8,500	Rogers Communications Inc., Cl. B	116,318	261,205
4,200	Sunrise Communications AG, Cl. A, ADR†	87,048	180,936
39,500	Telephone and Data Systems Inc.	547,994	1,347,345
28,000	United States Cellular Corp.†	761,282	1,756,160
1,500	Vodafone Group plc, ADR	14,340	12,735
		1,832,244	4,063,767

Transportation — 2.7%
10,800	GATX Corp.	329,115	1,673,568

Utilities — 2.4%
26,000	Algonquin Power & Utilities Corp.	139,576	115,700
22,200	National Fuel Gas Co.	1,214,943	1,347,096
		1,354,519	1,462,796
	Total Common Stocks	25,929,948	61,488,253

Closed-End Funds — 0.0%
7,500	Altaba Inc., Escrow†	0	10,687

Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	4,099	540

See accompanying notes to financial statements.	3

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2024
Principal Amount		Cost	Market Value
U.S. Government Obligations — 0.1%
$60,000	U.S. Treasury Bills 4.444%††, 02/13/25	$59,685	$59,704
TOTAL INVESTMENTS — 100.2%		$25,993,732	61,559,184
Other Assets and Liabilities (Net) — (0.2)%			(112,429)
NET ASSETS — 100.0%			$61,446,755

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

4	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments, at value (cost $25,993,732)	$61,559,184
Receivable for Fund shares sold	2,686
Dividends receivable	56,721
Prepaid expenses	3,724
Total Assets	61,622,315
LIABILITIES:
Payable for legal and audit fees	45,448
Payable for investment advisory fees	40,516
Payable to bank	33,337
Payable for Fund shares redeemed	17,746
Payable for administrative services	13,505
Payable for accounting fees	3,750
Payable for payroll expenses	918
Other accrued expenses	20,340
Total Liabilities	175,560
Net Assets (applicable to 4,144,469 shares outstanding)	$61,446,755
NET ASSETS CONSIST OF:
Paid-in capital	$27,208,948
Total distributable earnings	34,237,807
Net Assets	$61,446,755

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($61,446,755 ÷ 4,144,469 shares outstanding)	$14.83
Statement of Operations

For the Year Ended

December 31, 2024

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $25,106)	$1,055,297
Interest	28,596
Total Investment Income	1,083,893
EXPENSES:
Advisory fees	472,099
Administrative services fees	157,366
Legal and audit fees	69,762
Accounting fees	45,000
Directors’ fees	39,000
Shareholder communications expenses	16,996
Interest expense	1,805
Payroll expenses	1,314
Custodian fees	1,284
Miscellaneous expenses	16,751
Total Expenses	821,377
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(3,068)
Net Expenses	818,309
Net Investment Income	265,584

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	6,501,434
Net realized gain on foreign currency transactions	93
Net realized gain on investments and foreign currency transactions	6,501,527
Net change in unrealized appreciation/depreciation:
on investments	(35,895)
on foreign currency translations	(105)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(36,000)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,465,527
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,731,111

See accompanying notes to financial statements.	5

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$265,584	$304,862
Net realized gain on investments and foreign currency transactions	6,501,527	5,875,115
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(36,000)	848,683
Net Increase in Net Assets Resulting from Operations	6,731,111	7,028,660

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	(6,800,996)	(6,772,205)
Total Distributions to Shareholders	(6,800,996)	(6,772,205)

NET INCREASE/ (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(2,788,974)	899,814
Net Increase/(Decrease) in Net Assets	(2,858,859)	1,156,269

NET ASSETS:
Beginning of year	64,305,614	63,149,345
End of year	$61,446,755	$64,305,614

6	See accompanying notes to financial statements.

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,
	2024		2023		2022		2021		2020
Operating Performance:
Net asset value, Beginning of Year	$14.97		$14.95		$19.23		$17.99		$17.95
Net investment income(a)	0.07		0.08		0.06		0.09	(b)	0.02
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.63		1.70		(2.57)		3.60		1.11
Total from investment operations	1.70		1.78		(2.51)		3.69		1.13
Distributions to Shareholders:
Net investment income	(0.11)		(0.08)		(0.08)		(0.10)		(0.03)
Net realized gain on investments	(1.73)		(1.68)		(1.69)		(2.35)		(1.06)
Total distributions	(1.84)		(1.76)		(1.77)		(2.45)		(1.09)
Net Asset Value, End of Year	$14.83		$14.97		$14.95		$19.23		$17.99
Total Return†	11.30%		11.86%		(12.92%)		20.48%		6.34%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$61,447		$64,306		$63,149		$82,615		$77,121
Ratio of net investment income to average net assets	0.42%		0.48%		0.37%		0.43	%(b)	0.15%
Ratio of operating expenses to average net assets	1.30	%(c)	1.40	%(c)	1.35	%(c)	1.28	%(c)	1.32%
Portfolio turnover rate	3%		6%		3%		6%		2%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and the net investment income ratio would have been 0.33%.
(c)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the years ended December 31, 2023 and 2022. For the years ended December 31, 2024 and 2021, there was no impact on the expense ratio.

See accompanying notes to financial statements.	7

■	Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2024

1.	Organization

Gabelli Capital Asset Fund (the Fund) was incorporated on April 8, 1993 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

8

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2024

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$61,488,253	—	$61,488,253
Closed-End Funds	—	$10,687	10,687
Warrants(a)	540	—	540
U.S. Government Obligations	—	59,704	59,704
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$61,488,793	$70,391	$61,559,184

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2024

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/ (loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$429,727	$655,189
Net long term capital gains	6,371,269	6,117,016
Total distributions paid	$6,800,996	$6,772,205

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2024

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$55,404
Undistributed long-term capital gains	7,446
Net unrealized appreciation on investments and foreign currency translations	34,174,957
Total	$34,237,807

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation on investments were due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$27,384,186	$37,882,603	$(3,707,605)	$34,174,998

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Advisory and Administrative Agreements

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control with respect to The L.S. Starrett Co., Class A and the Adviser reduced its fee with respect to such securities by $3,068.

The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contractowners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and Internal Revenue Service (IRS) regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2024

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $1,795,030 and $9,507,332, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2024, the Fund paid $2,680 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the year ended December 31, 2024, the Fund accrued $1,314 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.	Line of Credit

The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 11 days of borrowing during the year ended December 31, 2024 was $249,909 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the year ended December 31, 2024 was $349,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	102,168	$1,662,010	59,541	$940,803
Shares issued upon reinvestment of distributions	456,443	6,800,996	450,879	6,772,205
Shares redeemed	(711,057)	(11,251,980)	(436,774)	(6,813,194)
Net increase/(decrease)	(152,446)	$(2,788,974)	73,646	$899,814

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2024

9.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10.	Subsequent Events

On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

The Fund has been notified that Guardian, the insurance company through which the Fund shares are offered, will remove the Fund as an investment option in late April 2025 which will result in a partial or full redemption of the Fund’s shares. If Guardian and its affiliates complete a full redemption of their shares, then the Fund will liquidate in due course.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

13

■	Gabelli Capital Asset Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Gabelli Capital Asset Fund

and the Board of Directors of Gabelli Capital Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Capital Series Funds, Inc. (the “Corporation”) (comprising Gabelli Capital Asset Fund (the “Fund”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Gabelli Capital Series Funds, Inc. at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2025

14	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

15

■	Gabelli Capital Asset Fund

2024 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.1163 per share, and long term capital gains totaling $6,371,269, or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.29% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2024 which was derived from U.S. Treasury securities was 2.09%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of December 31, 2024 was 0.1%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

16

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,
	2024		2023		2022		2021		2020
Operating Performance:
Net asset value, Beginning of Year	$14.97		$14.95		$19.23		$17.99		$17.95
Net investment income(a)	0.07		0.08		0.06		0.09	(b)	0.02
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.63		1.70		(2.57)		3.60		1.11
Total from investment operations	1.70		1.78		(2.51)		3.69		1.13
Distributions to Shareholders:
Net investment income	(0.11)		(0.08)		(0.08)		(0.10)		(0.03)
Net realized gain on investments	(1.73)		(1.68)		(1.69)		(2.35)		(1.06)
Total distributions	(1.84)		(1.76)		(1.77)		(2.45)		(1.09)
Net Asset Value, End of Year	$14.83		$14.97		$14.95		$19.23		$17.99
Total Return†	11.30%		11.86%		(12.92%)		20.48%		6.34%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$61,447		$64,306		$63,149		$82,615		$77,121
Ratio of net investment income to average net assets	0.42%		0.48%		0.37%		0.43	%(b)	0.15%
Ratio of operating expenses to average net assets	1.30	%(c)	1.40	%(c)	1.35	%(c)	1.28	%(c)	1.32%
Portfolio turnover rate	3%		6%		3%		6%		2%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and the net investment income ratio would have been 0.33%.
(c)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the years ended December 31, 2023 and 2022. For the years ended December 31, 2024 and 2021, there was no impact on the expense ratio.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Mary E. Hauck	$7,000
William F. Heitmann	$10,000
Werner J. Roeder	$8,000
Anthonie C. van Ekris	$7,000
Daniel E. Zucchi	$7,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers;

Richard Walz	$2,064

and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.